Form N-1A Supplement	Aug. 07, 2025
Nuveen International Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Nuveen Mutual Funds Nuveen International Opportunities Fund SUPPLEMENT NO. 2 dated August 7, 2025 to the Statutory Prospectus of the Nuveen International Funds dated March 1, 2025